FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number  811-09869
                                                     ---------

                       FRANKLIN FLOATING RATE MASTER TRUST
                       -----------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                ------------------------------------------------
              (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code:  650 312-2000
                                                            ------------

Date of fiscal year end:  7/31
                          ----

Date of reporting period:  4/30/08
                           -------



Item 1. Schedule of Investments.


Franklin Floating Rate Master Trust

QUARTERLY STATEMENT OF INVESTMENTS
APRIL 30, 2008

CONTENTS

Franklin Floating Rate Master Series ................    3
Notes to Statement of Investments ...................   15

                      (FRANKLIN TEMPLETON INVESTMENTS LOGO)

                               FRANKLIN TEMPLETON
                                  INVESTMENTS

                      FRANKLIN - Templeton - Mutual Series


                     Quarterly Statement of Investments | 1

                       This page intentionally left blank.

Franklin Floating Rate Master Trust

STATEMENT OF INVESTMENTS, APRIL 30, 2008 (UNAUDITED)

                                                                                    PRINCIPAL                      % OF
FRANKLIN FLOATING RATE MASTER SERIES                                  COUNTRY       AMOUNT(a)        VALUE      NET ASSETS
---------------------------------------------------------------   --------------   -----------   ------------   ----------
(b) SENIOR FLOATING RATE INTERESTS
    AEROSPACE & DEFENSE
    BE Aerospace Inc., Term Loan B, 4.75% - 6.47%, 8/24/12 ....   United States    $   616,667   $    616,281       0.13
    Dyncorp International LLC, Term Loan B, 4.625%, 2/11/11 ...   United States      1,614,365      1,551,809       0.33
    Hawker Beechcraft Inc.,
       Synthetic L/C, 4.696%, 3/26/14 .........................   United States        106,198        101,518       0.02
       Term Loan B, 4.696%, 3/26/14 ...........................   United States      1,822,354      1,742,058       0.38
    ILC Industries Inc., Term Loan B, 4.921%, 2/24/12 .........   United States        770,425        739,608       0.16
    Spirit Aerosystems Inc. (Onex Wind Finance LP), Term Loan
       B, 4.568%, 12/31/11 ....................................   United States      2,974,762      2,939,437       0.63
    TransDigm Inc., Term Loan B, 4.655%, 6/23/13 ..............   United States      4,400,000      4,207,500       0.90
                                                                                                 ------------   --------
                                                                                                   11,898,211       2.55
                                                                                                 ------------   --------
    APPLICATION SOFTWARE
    CCC Information Services Group Inc., Term Loan B, 4.91%,
       2/10/13 ................................................   United States      1,564,108      1,517,185       0.32
    Dealer Computer Services Inc. (Reynolds & Reynolds),
       First Lien Term Loan, 4.886%, 10/26/12 .................   United States      5,557,294      5,321,109       1.14
                                                                                                 ------------   --------
                                                                                                    6,838,294       1.46
                                                                                                 ------------   --------
    ASSET MANAGEMENT & CUSTODY BANKS
    Nuveen Investments Inc., Term Loan B, 5.863% - 5.886%,
       11/13/14 ...............................................   United States      1,900,000      1,814,796       0.39
                                                                                                 ------------   --------
    AUTO PARTS & EQUIPMENT
    Affinia Group Inc., Term Loan B, 5.899%, 11/30/11 .........   United States      2,262,586      2,013,702       0.43
    Cooper Standard Automotive Inc.,
       Term Loan B, 5.25%, 12/23/11 ...........................       Canada         1,591,975      1,536,256       0.33
       Term Loan C, 5.25%, 12/23/11 ...........................   United States      3,061,934      2,954,766       0.63
    Dayco Products LLC (Mark IV), Replacement Term Loan,
       7.08% - 8.26%, 6/23/11 .................................   United States      3,430,776      2,714,601       0.58
    Key Safety Systems Inc., Term Loan B, 4.92% - 5.15%,
       3/10/14 ................................................   United States      3,748,055      3,092,146       0.66
    TRW Automotive Inc., Tranche B-1 Term Loan,
       4.25% - 4.688%, 2/09/14 ................................   United States      1,371,622      1,331,616       0.29
    United Components Inc., Term Loan D, 4.72% - 5.10%,
       6/29/12 ................................................   United States      2,311,626      2,171,495       0.47
                                                                                                 ------------   --------
                                                                                                   15,814,582       3.39
                                                                                                 ------------   --------
    BROADCASTING & CABLE TV
    Charter Communications Operating LLC,
       Specified Incremental Term Loan B, 8.50%, 3/06/14          United States      1,400,000      1,400,000       0.30
       Term Loan, 4.89% - 4.90%, 3/06/14                          United States      2,003,378      1,774,659       0.38
    Citadel Broadcasting Corp., Term Loan B, 4.305% - 4.495%,
       6/12/14                                                    United States      7,022,642      6,057,028       1.30
    CSC Holdings Inc. (Cablevision), Incremental Term Loan,
       4.477%, 3/29/13                                            United States      4,616,741      4,458,040       0.95
    DIRECTV Holdings LLC, Term Loan B, 4.381%, 4/13/13            United States        997,436        984,137       0.21
    Discovery Communications Inc., Term Loan B, 4.696%,
       5/14/14                                                    United States      1,780,275      1,728,537       0.37


                     Quarterly Statement of Investments | 3

Franklin Floating Rate Master Trust

                                                                                    PRINCIPAL                      % OF
FRANKLIN FLOATING RATE MASTER SERIES                                  COUNTRY       AMOUNT(a)        VALUE      NET ASSETS
---------------------------------------------------------------   --------------   -----------   ------------   ----------
(b) SENIOR FLOATING RATE INTERESTS (CONTINUED)
    BROADCASTING & CABLE TV (CONTINUED)
    Entravision Communications Corp., Term Loan B, 4.20%,
       3/29/13 ................................................   United States    $ 3,263,007   $  2,912,234       0.62
    Gray Television Inc., Term Loan B, 4.19%, 12/31/14 ........   United States      1,596,000      1,392,510       0.30
    Insight Midwest Holdings, Term Loan B, 4.69%, 4/02/14 .....   United States      3,307,500      3,153,347       0.68
    Intelsat Corp. (Panamsat),
       Tranche B-2-A, 5.184%, 1/03/14 .........................   United States      2,273,762      2,160,786       0.46
       Tranche B-2-B, 5.184%, 1/03/14 .........................   United States      2,273,079      2,160,136       0.46
       Tranche B-2-C, 5.184%, 1/03/14 .........................   United States      2,273,079      2,160,136       0.46
    LBI Media Inc., Term Loan B, 4.204%, 3/31/12 ..............   United States        980,000        867,937       0.19
    MCC Iowa,
       Term Loan D-1, 4.46% - 4.65%, 1/31/15 ..................   United States      1,975,733      1,802,856       0.39
       Term Loan D-2 (Delayed Draw), 4.46% - 4.65%,
          1/31/15 .............................................   United States      1,517,047      1,384,305       0.30
    Mediacom LLC, Term Loan C, 4.46% - 4.65%, 1/31/15 .........   United States        766,463        699,397       0.15
    Mission Broadcasting Inc., Term Loan B, 4.446%,
       10/01/12 ...............................................   United States        745,434        685,800       0.15
    NEP II Inc., Term Loan B, 7.108%, 2/18/14 .................   United States        953,112        865,347       0.19
    Nexstar Broadcasting Inc., Term Loan B, 4.649%,
       10/01/12 ...............................................   United States        705,691        649,235       0.14
    Spanish Broadcasting System Inc., Term Loan B, 4.45%,
       6/11/12 ................................................   United States      1,940,000      1,639,300       0.35
    Univision Communications Inc., Term Loan B,
       5.113% - 5.149%, 9/29/14 ...............................   United States      7,100,000      5,997,285       1.28
    UPC Financing Partnership, Term Loan N, 4.459%,
       12/31/14 ...............................................    Netherlands       4,000,000      3,771,252       0.81
                                                                                                 ------------   --------
                                                                                                   48,704,264      10.44
                                                                                                 ------------   --------
    BUILDING PRODUCTS
    NCI Building Systems Inc., Term Loan B, 4.30% - 4.40%,
       6/18/10 ................................................   United States      1,625,721      1,564,756       0.33
    Nortek Inc., Term Loan, 5.15% - 6.50%, 8/27/11                United States      2,470,870      2,236,137       0.48
    Stile Acquisition Corp. (Masonite), Canadian Term Loan,
       4.63% - 4.92%, 4/05/13 .................................       Canada           314,606        285,090       0.06
    Stile U.S. Acquisition Corp. (Masonite), U.S. Term Loan,
       4.63% - 4.92%, 4/05/13 .................................   United States        315,142        285,576       0.06
                                                                                                 ------------   --------
                                                                                                    4,371,559       0.93
                                                                                                 ------------   --------
    CASINOS & GAMING
    Ameristar Casinos Inc., Term Loan B, 5.017%, 11/10/12 .....   United States      1,984,772      1,920,267       0.41
    CCM Merger Inc. (MotorCity Casino), Term Loan B,
       4.671% - 5.08%, 7/13/12 ................................   United States        819,502        770,331       0.17
    Greektown Holdings LLC,
       Term Loan B, 5.438%, 12/03/12 ..........................   United States      2,225,867      1,942,069       0.42
       Term Loan B Add-On, 5.50%, 12/03/12 ....................   United States        420,558        366,937       0.08
    Green Valley Ranch Gaming LLC, Term Loan B,
       4.671% - 5.085%, 2/16/14 ...............................   United States      3,314,336      2,668,041       0.57


                     4 | Quarterly Statement of Investments

Franklin Floating Rate Master Trust

                                                                                    PRINCIPAL                      % OF
FRANKLIN FLOATING RATE MASTER SERIES                                  COUNTRY       AMOUNT(a)        VALUE      NET ASSETS
---------------------------------------------------------------   --------------   -----------   ------------   ----------
(b) SENIOR FLOATING RATE INTERESTS (CONTINUED)
    CASINOS & GAMING (CONTINUED)
    Las Vegas Sands LLC, Term Loan B, 4.45%, 5/23/14 ..........   United States    $   531,543   $    489,442       0.10
    Penn National Gaming Inc., Term Loan B, 6.00%,
       10/03/12 ...............................................   United States      1,500,000      1,454,166       0.31
    VML U.S. Finance LLC (Venetian Macau),
       Delay Draw, 4.95%, 5/25/12 .............................       Macau          1,976,190      1,888,622       0.40
       New Project Term Loans, 4.95%, 5/25/13                         Macau          1,000,000        955,688       0.20
       Term Loan B, 4.95%, 5/24/13 ............................       Macau            523,810        500,599       0.11
                                                                                                 ------------   --------
                                                                                                   12,956,162       2.77
                                                                                                 ------------   --------
    COAL & CONSUMABLE FUELS
    Alpha Natural Resources LLC, Term Loan B, 4.421%,
       10/26/12 ...............................................   United States      1,008,709        986,013       0.21
                                                                                                 ------------   --------
    COMMERCIAL PRINTING
    Cenveo Corp.,
       Delayed Draw Term Loan, 4.349%, 6/21/13 ................   United States         24,145         22,545       0.01
       Term Loan C, 4.349%, 6/21/13 ...........................   United States      1,521,222      1,420,441       0.30
                                                                                                 ------------   --------
                                                                                                    1,442,986       0.31
                                                                                                 ------------   --------
    COMMUNICATIONS EQUIPMENT
    CommScope Inc., Term Loan B, 5.171% - 5.196%,
       12/27/14 ...............................................   United States      1,737,433      1,661,420       0.36
                                                                                                 ------------   --------
    CONSTRUCTION & ENGINEERING
    CONTECH Construction Products Inc., Term Loan B,
       4.75% - 4.87%, 1/31/13 .................................   United States      2,961,714      2,572,989       0.55
                                                                                                 ------------   --------
    CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS
    Bucyrus International Inc., Tranche B Dollar Term Loan,
       4.195% - 6.413%, 5/04/14 ...............................   United States      1,286,519      1,267,221       0.27
    Oshkosh Truck Corp.,
       Term Loan A, 4.51%, 12/06/11 ...........................   United States      1,312,500      1,214,062       0.26
       Term Loan B, 4.76%, 12/06/13 ...........................   United States      4,732,670      4,544,679       0.98
                                                                                                 ------------   --------
                                                                                                    7,025,962       1.51
                                                                                                 ------------   --------
    CONSTRUCTION MATERIALS
    Headwaters Inc., Term Loan B, 4.90%, 4/30/11 ..............   United States      1,134,074      1,078,186       0.23
                                                                                                 ------------   --------
    CONSUMER ELECTRONICS
    DEI Sales Inc., Term Loan B, 6.73%, 9/22/13 ...............   United States      1,757,107      1,374,936       0.29
                                                                                                 ------------   --------
    DATA PROCESSING & OUTSOURCED SERVICES
    Affiliated Computer Services Inc.,
       Additional Term Loan, 4.727% - 4.863%, 3/20/13 .........   United States        834,666        806,691       0.17
       Term Loan B, 4.886%, 3/20/13 ...........................   United States      1,270,750      1,228,160       0.26
    Emdeon Business Services LLC, First Lien Term Loan, 4.70%,
       11/16/13 ...............................................   United States      1,372,043      1,295,723       0.28
    First Data Corp.,
       Term Loan B-1, 5.349% - 5.645%, 9/24/14 ................   United States      1,746,391      1,647,283       0.35
       Term Loan B-2, 5.349% - 5.446%, 9/24/14 ................   United States        273,348        257,553       0.06


                     Quarterly Statement of Investments | 5

Franklin Floating Rate Master Trust

                                                                                    PRINCIPAL                      % OF
FRANKLIN FLOATING RATE MASTER SERIES                                  COUNTRY       AMOUNT(a)        VALUE      NET ASSETS
---------------------------------------------------------------   --------------   -----------   ------------   ----------
(b) SENIOR FLOATING RATE INTERESTS (CONTINUED)
    DATA PROCESSING & OUTSOURCED SERVICES (CONTINUED)
    infoUSA Inc.,
       2007 Term Loan, 4.70%, 2/10/12 .........................   United States    $ 1,382,500   $  1,327,200       0.28
       Term Loan B, 4.70%, 2/10/12 ............................   United States      2,893,921      2,778,164       0.60
    Metavante Corp., Term Loan B, 4.989%, 11/01/14 ............   United States      1,000,000        945,833       0.20
    SunGard Data Systems Inc., New U.S. Term Loan, 4.878%,
       2/28/14 ................................................   United States      3,935,943      3,737,804       0.80
                                                                                                 ------------   --------
                                                                                                   14,024,411       3.00
                                                                                                 ------------   --------
    DIVERSIFIED CHEMICALS
    Celanese U.S. Holdings LLC, Dollar Term Loan, 4.188%,
       4/02/14 ................................................   United States      2,260,816      2,188,752       0.47
    Huntsman International LLC, Term Loan B, 4.636%,
       4/19/14 ................................................   United States      2,840,275      2,756,399       0.59
    Ineos U.S. Finance LLC,
       Term Loan B2, 4.885%, 12/16/13 .........................   United States      1,103,500      1,032,118       0.22
       Term Loan C2, 5.385%, 12/23/14 .........................   United States      1,103,500      1,032,118       0.22
    Invista Canada Co., Term Loan B2, 4.196%, 4/29/11 .........       Canada           668,593        642,964       0.14
    Invista SARL, Term Loan B1, 4.196%, 4/29/11 ...............     Luxembourg       1,277,754      1,228,774       0.26
                                                                                                 ------------   --------
                                                                                                    8,881,125       1.90
                                                                                                 ------------   --------
    DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES
    Affinion Group Inc., Term Loan B, 5.395% - 5.57%,
       10/17/12 ...............................................   United States      3,736,171      3,530,682       0.76
    ARAMARK Corp.,
       Synthetic L/C, 5.198%, 1/26/14 .........................   United States        212,973        204,534       0.04
       Term Loan B, 4.571%, 1/26/14 ...........................   United States      3,352,340      3,219,503       0.69
    Audatex North America Inc., Domestic Term Loan C, 4.875%,
       5/16/14 ................................................   United States      1,088,019      1,009,160       0.22
    Language Lines Inc., Term Loan B, 5.95%, 6/11/11 ..........   United States      1,326,460      1,230,291       0.26
    Nielsen Finance LLC (VNU Inc.), Dollar Term Loan, 5.346%,
       8/09/13 ................................................   United States      6,164,937      5,846,413       1.25
    Protection One Inc., Term Loan C, 5.12% - 5.34%,
       3/31/12 ................................................   United States        914,274        790,847       0.17
    TDS Investor Corp. (Travelport),
       Delayed Draw Term Loan, 5.113%, 8/23/13 ................   United States      3,743,508      3,459,937       0.74
       Synthetic L/C, 4.946%, 8/23/13 .........................   United States        210,056        194,145       0.04
       Term Loan B, 5.113%, 8/23/13 ...........................   United States        993,256        918,017       0.20
    West Corp.,
       (c) Add-on Term Loan, 9.00%, 10/24/13 ..................   United States      1,000,000        992,980       0.21
       Term Loan B-2, 5.238% - 5.465%, 10/24/13 ...............   United States      3,150,124      2,887,394       0.62
                                                                                                 ------------   --------
                                                                                                   24,283,903       5.20
                                                                                                 ------------   --------
    DIVERSIFIED METALS & MINING
    Thompson Creek Metals Co., First Lien Term Loan, 7.48%,
       10/26/12 ...............................................   United States      2,193,850      2,171,912       0.47
                                                                                                 ------------   --------


                     6 | Quarterly Statement of Investments

Franklin Floating Rate Master Trust

                                                                                    PRINCIPAL                      % OF
FRANKLIN FLOATING RATE MASTER SERIES                                  COUNTRY       AMOUNT(a)        VALUE      NET ASSETS
---------------------------------------------------------------   --------------   -----------   ------------   ----------
(b) SENIOR FLOATING RATE INTERESTS (CONTINUED)
    EDUCATION SERVICES
    Education Management LLC, Term Loan C, 4.50%,
       6/01/13 ................................................   United States    $ 3,434,423   $  3,071,662       0.66
    Laureate Education Inc., Closing Date Term Loan, 5.966%,
       8/17/14 ................................................   United States      1,125,273      1,042,003       0.22
                                                                                                 ------------   --------
                                                                                                    4,113,665       0.88
                                                                                                 ------------   --------
    ELECTRICAL COMPONENTS & EQUIPMENT
    EnerSys Capital Inc., New 2007 Term Loans,
       4.349% - 4.878%, 3/17/11 ...............................   United States      2,630,782      2,469,647       0.53
    H3C Holdings Ltd., Term Loan B, 5.632%, 9/28/12 ...........   Cayman Islands     1,689,369      1,444,410       0.31
                                                                                                 ------------   --------
                                                                                                    3,914,057       0.84
                                                                                                 ------------   --------
    ELECTRONIC EQUIPMENT MANUFACTURERS
    Sensus Metering Systems Inc.,
       Term Loan B1, 4.818% - 6.901%, 12/17/10 ................   United States      3,292,357      2,963,121       0.64
       Term Loan B2, 6.718% - 6.901%, 12/17/10 ................     Luxembourg         227,112        204,400       0.04
                                                                                                 ------------   --------
                                                                                                    3,167,521       0.68
                                                                                                 ------------   --------
    ELECTRONIC MANUFACTURING SERVICES
    FCI USA,
       Term Loan B1, 6.849%, 11/01/13 .........................   United States      1,350,000      1,225,125       0.26
       Term Loan C1, 6.849%, 11/03/14 .........................   United States      1,350,000      1,236,600       0.26
    Flextronics International USA Inc.,
       Term Loan A, 4.934% - 4.963%, 10/01/14 .................   United States      1,233,737      1,148,403       0.25
       Term Loan A-1, 4.963%, 10/01/14 ........................   United States        354,522        330,001       0.07
                                                                                                 ------------   --------
                                                                                                    3,940,129       0.84
                                                                                                 ------------   --------
    ENVIRONMENTAL & FACILITIES SERVICES
    Allied Waste North America Inc.,
       Credit Link, 5.50%, 3/28/14 ............................   United States        969,904        938,602       0.20
       Term Loan B, 4.08% - 4.59%, 3/28/14 ....................   United States      1,613,182      1,561,120       0.34
    Duratek Inc. (EnergySolutions), Term Loan B, 7.099%,
       6/07/13 ................................................   United States        810,499        757,411       0.16
    EnergySolutions LLC,
       Synthetic L/C, 5.05%, 6/07/13 ..........................   United States        108,318        104,256       0.02
       Synthetic L/C (Add-On), 5.05%, 6/07/13 .................   United States      1,000,000        962,500       0.21
       Term Loan B, 7.099%, 6/07/13 ...........................   United States      1,689,330      1,625,980       0.35
    EnviroSolutions Inc., Term Loan B, 8.25%, 7/07/12 .........   United States      1,830,882      1,565,404       0.34
    Safety-Kleen Systems Inc.,
       Synthetic L/C, 2.75%, 8/02/13 ..........................   United States        305,085        298,983       0.06
       Term Loan B, 5.25%, 8/02/13 ............................   United States      1,151,949      1,128,910       0.24
                                                                                                 ------------   --------
                                                                                                    8,943,166       1.92
                                                                                                 ------------   --------
    FOOD RETAIL
    Pantry Inc.,
       Delayed Draw Term Loan, 4.62%, 5/14/14 .................   United States         74,209         62,892       0.01
       Term Loan B, 4.62%, 5/14/14 ............................   United States        859,274        728,235       0.16
                                                                                                 ------------   --------
                                                                                                      791,127       0.17
                                                                                                 ------------   --------


                     Quarterly Statement of Investments | 7

Franklin Floating Rate Master Trust

                                                                                    PRINCIPAL                      % OF
FRANKLIN FLOATING RATE MASTER SERIES                                  COUNTRY       AMOUNT(a)        VALUE      NET ASSETS
---------------------------------------------------------------   --------------   -----------   ------------   ----------
(b)SENIOR FLOATING RATE INTERESTS (CONTINUED)
    GENERAL MERCHANDISE STORES
    Dollar General Corp., Tranche B-1 Term Loan, 5.649%,
       7/07/14 ................................................   United States    $ 1,400,000   $  1,309,218       0.28
                                                                                                 ------------   --------
    HEALTH CARE EQUIPMENT
    DJO Finance LLC, Term Loan B, 5.696%, 5/20/14 .............   United States      3,241,875      3,164,881       0.68
                                                                                                 ------------   --------
    HEALTH CARE FACILITIES
    Community Health Systems Inc., Term Loan, 5.335%,
       7/25/14 ................................................   United States      5,297,656      5,082,693       1.09
    HCA Inc., Term Loan B-1, 4.946%, 11/18/13 .................   United States      3,682,584      3,503,235       0.75
    Health Management Associates Inc., Term Loan B, 4.446%,
       2/28/14 ................................................   United States      1,941,948      1,796,995       0.38
    HealthSouth Corp., Term Loan B, 5.23% - 5.37%, 3/10/13 ....   United States      2,014,952      1,917,354       0.41
    Iasis Healthcare LLC,
       Delayed Draw Term Loan, 4.863%, 3/14/14 ................   United States        953,895        914,149       0.20
       Initial Term Loan, 4.881%, 3/14/14 .....................   United States      2,763,816      2,648,656       0.57
       Synthetic L/C, 2.609%, 3/14/14 .........................   United States        254,372        243,773       0.05
    Vanguard Health Holding Co. II LLC, Replacement Term Loan,
       5.134%, 9/23/11 ........................................   United States      3,333,683      3,219,781       0.69
                                                                                                 ------------   --------
                                                                                                   19,326,636       4.14
                                                                                                 ------------   --------
    HEALTH CARE SERVICES
    AMR Holdco/EmCare Holdco, Term Loan B, 4.80% - 5.00%,
       2/10/12 ................................................   United States      1,339,406      1,272,435       0.27
    DaVita Inc., Term Loan B-1, 4.20% - 4.60%, 10/05/12 .......   United States      5,477,225      5,255,025       1.13
    Fresenius Medical Care Holdings Inc., Term Loan B,
       3.954% - 6.205%, 3/31/13 ...............................   United States      1,993,750      1,931,756       0.41
    U.S. Oncology Inc., Term Loan B, 5.446% - 5.649%,
       8/20/11 ................................................   United States      1,914,781      1,862,125       0.40
    VICAR Operating Inc., Incremental Term Loan, 4.375%,
       5/16/11 ................................................   United States        891,000        868,725       0.19
                                                                                                 ------------   --------
                                                                                                   11,190,066       2.40
                                                                                                 ------------   --------
    HEALTH CARE SUPPLIES
    Bausch and Lomb Inc.,
       Delayed Draw Term Loan, 5.946%, 4/28/15 ................   United States         60,000         59,341       0.01
       Parent Term Loan B, 5.946%, 4/28/15 ....................   United States        478,800        473,538       0.10
                                                                                                 ------------   --------
                                                                                                      532,879       0.11
                                                                                                 ------------   --------
    HOME FURNISHINGS
    National Bedding Co. LLC, Term Loan, 4.70% - 4.80%,
       2/28/13 ................................................   United States      2,414,102      1,943,352       0.42
    Sealy Mattress Co., Revolver, 4.454% - 7.75%, 4/14/11 .....   United States        412,500        375,375       0.08
    Simmons Bedding Company, Term Loan D, 4.875% - 7.25%,
       12/19/11 ...............................................   United States      2,255,627      2,030,064       0.43
                                                                                                 ------------   --------
                                                                                                    4,348,791       0.93
                                                                                                 ------------   --------


                     8 | Quarterly Statement of Investments

Franklin Floating Rate Master Trust

                                                                                    PRINCIPAL                      % OF
FRANKLIN FLOATING RATE MASTER SERIES                                  COUNTRY       AMOUNT(a)        VALUE      NET ASSETS
---------------------------------------------------------------   --------------   -----------   ------------   ----------
(b) SENIOR FLOATING RATE INTERESTS (CONTINUED)
    HOUSEHOLD PRODUCTS
    Central Garden & Pet Co., Term Loan B, 4.30% - 4.37%,
       9/30/12 ................................................   United States    $ 2,633,169   $  2,314,996       0.50
    Prestige Brands Inc., Term Loan B, 5.163% - 6.968%,
       4/06/11 ................................................   United States        915,016        885,278       0.19
                                                                                                 ------------   --------
                                                                                                    3,200,274       0.69
                                                                                                 ------------   --------
    HOUSEWARES & SPECIALTIES
    Jarden Corp.,
       Term Loan B1, 4.446%, 1/24/12 ..........................   United States        614,241        585,619       0.12
       Term Loan B2, 4.446%, 1/24/12 ..........................   United States      3,337,603      3,182,081       0.68
    Jostens IH Corp. (Visant Holding Corp.), Term Loan C,
       6.718%, 12/21/11 .......................................   United States      1,824,366      1,757,472       0.38
                                                                                                 ------------   --------
                                                                                                    5,525,172       1.18
                                                                                                 ------------   --------
    HUMAN RESOURCE & EMPLOYMENT SERVICES
    Allied Security Holdings LLC, Term Loan D, 5.87%,
       6/30/10 ................................................   United States        855,047        799,469       0.17
                                                                                                 ------------   --------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
    Dynegy Holdings Inc.,
       Term L/C Facility, 4.363%, 4/02/13 .....................   United States      2,791,915      2,636,034       0.57
       Term Loan B, 4.363%, 4/02/13 ...........................   United States        306,355        289,251       0.06
    NRG Energy Inc.,
       Credit Link, 6.48%, 2/01/13 ............................   United States      1,759,818      1,692,285       0.36
       Term Loan, 6.58%, 2/01/13 ..............................   United States      3,811,638      3,665,367       0.79
    Texas Competitive Electric Holdings Co. LLC,
       Term Loan B-2, 6.478% - 6.596%, 10/10/14 ...............   United States      4,972,506      4,770,498       1.02
       Term Loan B-3, 6.478% - 6.596%, 10/10/14 ...............   United States        995,000        953,894       0.20
                                                                                                 ------------   --------
                                                                                                   14,007,329       3.00
                                                                                                 ------------   --------
    INDUSTRIAL CONGLOMERATES
    GPS CCMP Merger Corp. (Generac), Term Loan B, 5.184%,
       11/12/13 ...............................................   United States      2,347,956      1,904,192       0.41
    TriMas Co. LLC,
       Term Loan B, 5.146% - 5.157%, 8/02/13 ..................   United States      2,917,656      2,698,832       0.58
       Tranche B-1 L/C, 7.086%, 8/02/13 .......................   United States        683,559        632,292       0.14
                                                                                                 ------------   --------
                                                                                                    5,235,316       1.13
                                                                                                 ------------   --------
    INDUSTRIAL MACHINERY
    CI Acquisition Inc. (Chart Industries), Term Loan B,
       4.75% - 6.875%, 10/17/12 ...............................   United States        962,662        938,595       0.20
    Colfax Corp., Term Loan B, 5.00%, 12/19/11 ................   United States      2,449,289      2,400,303       0.51
    Husky Injection Molding Systems Ltd. (Ontario Inc.),
       Term Loan, 5.946%, 12/14/12 ............................       Canada         1,296,750      1,291,887       0.28


                    Quarterly Statement of Investments | 9

Franklin Floating Rate Master Trust

                                                                                    PRINCIPAL                      % OF
FRANKLIN FLOATING RATE MASTER SERIES                                  COUNTRY       AMOUNT(a)        VALUE      NET ASSETS
---------------------------------------------------------------   --------------   -----------   ------------   ----------
(b) SENIOR FLOATING RATE INTERESTS (CONTINUED)
    INDUSTRIAL MACHINERY (CONTINUED)
    Mueller Water Products Inc., Term Loan B, 4.45% - 4.649%,
       5/26/14 ................................................   United States    $ 2,121,288   $  1,980,752       0.42
    RBS Global Inc. (Rexnord Corp.),
       Incremental Tranche B-2, 4.978%, 7/22/13 ...............   United States      1,283,750      1,203,516       0.26
       Term Loan, 5.099% - 5.318%, 7/22/13 ....................   United States      2,803,279      2,628,074       0.56
                                                                                                 ------------   --------
                                                                                                   10,443,127       2.23
                                                                                                 ------------   --------
    INTEGRATED TELECOMMUNICATION SERVICES
    GCI Holdings Inc., Add-On Term Loan, 8.25%, 8/31/12 .......   United States      1,700,000      1,667,819       0.36
    NTELOS Inc., Term Loan B-1, 5.12% - 5.27%, 8/24/11 ........   United States      1,770,299      1,733,786       0.37
    Wind Telecomunicazioni SpA,
       Term Loan B-2, 5.01%, 9/30/13 ..........................       Italy          3,150,000      3,072,324       0.66
       Term Loan C-2, 5.76%, 9/30/14 ..........................       Italy          3,150,000      3,098,372       0.66
(c) Windstream Corp., Tranche B-1, 4.22%, 7/17/13 .............   United States      1,671,819      1,635,099       0.35
                                                                                                 ------------   --------
                                                                                                   11,207,400       2.40
                                                                                                 ------------   --------
    INVESTMENT BANKING & BROKERAGE
    TD Ameritrade Holding Corp., Term Loan B, 4.37%,
       12/31/12 ...............................................   United States      1,137,965      1,113,682       0.24
                                                                                                 ------------   --------
    IT CONSULTING & OTHER SERVICES
    Acxiom Corp., Term Loan B, 4.468% - 6.599%, 9/14/12 .......   United States        513,852        501,649       0.11
                                                                                                 ------------   --------
    LEISURE FACILITIES
    24 Hour Fitness Worldwide Inc., Term Loan B, 5.20% - 7.22%,
       6/08/12 ................................................   United States      1,960,000      1,754,200       0.38
    AMF Bowling Worldwide Inc., Term Loan B, 5.196% - 5.49%,
       6/08/13 ................................................   United States        433,353        346,682       0.07
                                                                                                 ------------   --------
                                                                                                    2,100,882       0.45
                                                                                                 ------------   --------
    LEISURE PRODUCTS
    PlayPower Inc., Term Loan B, 5.45%, 6/30/12 ...............   United States        629,528        599,625       0.13
                                                                                                 ------------   --------
    LIFE & HEALTH INSURANCE
    Conseco Inc., Term Loan, 4.863%, 10/10/13 .................   United States      1,953,294      1,497,526       0.32
                                                                                                 ------------   --------
    MOVIES & ENTERTAINMENT
    Cinemark USA Inc., Term Loan, 4.46% - 4.82%, 10/05/13 .....   United States      3,950,946      3,776,547       0.81
    National CineMedia LLC, Term Loan, 4.62%, 2/13/15 .........   United States        471,255        439,277       0.09
    Regal Cinemas Corp., Term Loan, 4.196%, 10/27/13 ..........   United States      4,013,038      3,819,911       0.82
    Zuffa LLC, Term Loan B, 4.875%, 6/19/15 ...................   United States      3,473,750      2,344,781       0.50
                                                                                                 ------------   --------
                                                                                                   10,380,516       2.22
                                                                                                 ------------   --------
    OFFICE SERVICES & SUPPLIES
    Acco Brands Corp., Term Loan B, 4.292% - 4.82%,
       8/17/12 ................................................   United States        973,241        931,879       0.20
                                                                                                 ------------   --------
    OIL & GAS DRILLING
    Dresser Inc., Term Loan B, 5.113% - 5.315%, 5/04/14 .......   United States      2,790,167      2,697,163       0.58
                                                                                                 ------------   --------


                     10 | Quarterly Statement of Investments

Franklin Floating Rate Master Trust

                                                                                    PRINCIPAL                      % OF
FRANKLIN FLOATING RATE MASTER SERIES                                  COUNTRY       AMOUNT(a)        VALUE      NET ASSETS
---------------------------------------------------------------   --------------   -----------   ------------   ----------
(b) SENIOR FLOATING RATE INTERESTS (CONTINUED)
    OIL & GAS EQUIPMENT & SERVICES
    Helix Energy Solutions Group, Term Loan B, 4.71% - 4.863%,
       7/01/13 ................................................   United States    $ 1,813,144   $  1,756,484       0.38
    Petroleum Geo-Services ASA, Term Loan B, 4.45%,
       6/29/15 ................................................       Norway         2,569,209      2,492,133       0.53
                                                                                                 ------------   --------
                                                                                                    4,248,617       0.91
                                                                                                 ------------   --------
    OIL & GAS REFINING & MARKETING
    Citgo Petroleum Corp., Term Loan B, 4.114%, 11/15/12 ......   United States      1,449,411      1,362,447       0.29
                                                                                                 ------------   --------
    OIL & GAS STORAGE & TRANSPORTATION
    Niska Gas Storage Canada ULC (C/R Gas),
       Asset Sale Term Loan, 4.55%, 5/13/11 ...................       Canada            69,956         67,158       0.02
       Canadian Term Loan, 4.534%, 5/12/13 ....................       Canada           935,701        899,832       0.19
    Niska Gas Storage U.S. LLC (C/R Gas),
       Delay Draw, 4.60%, 5/12/13 .............................   United States        102,702         98,594       0.02
       U.S. Term Loan, 4.589%, 5/12/13 ........................   United States        151,614        145,802       0.03
                                                                                                 ------------   --------
                                                                                                    1,211,386       0.26
                                                                                                 ------------   --------
    PACKAGED FOODS & MEATS
    Bumble Bee Foods LLC, Term Loan B, 4.959% - 5.489%,
       5/02/12 ................................................   United States        800,000        758,000       0.16
    Dean Foods Co., Term Loan B, 4.45% - 4.62%, 4/02/14 .......   United States      3,841,075      3,671,960       0.79
    OSI Group LLC,
       German Term Loan, 4.671%, 9/02/11 ......................      Germany           428,889        377,422       0.08
       Netherlands Term Loan, 4.671%, 9/02/11 .................    Netherlands         536,111        471,778       0.10
       U.S. Term Loan, 4.671%, 9/02/11 ........................   United States        965,000        849,200       0.18
    Pinnacle Foods Finance LLC, Term Loan B, 5.421% - 5.453%,
       4/02/14 ................................................   United States      2,303,863      2,155,073       0.46
                                                                                                 ------------   --------
                                                                                                    8,283,433       1.77
                                                                                                 ------------   --------
    PAPER PACKAGING
    Graham Packaging Co. LP, New Term Loan, 4.875% - 5.25%,
       10/07/11 ...............................................   United States      1,694,815      1,610,191       0.34
    Graphic Packaging International Inc.,
       Incremental Term Loan, 5.44% - 5.67%, 5/16/14 ..........   United States        900,000        870,375       0.19
       Term Loan B, 4.698% - 4.92%, 5/16/14 ...................   United States      1,200,000      1,145,167       0.24
    Rock-Tenn Co., Term Loan B, 5.75%, 3/05/14 ................   United States      1,250,000      1,253,125       0.27
(c) Smurfit-Stone Container Canada Inc.,
       Term Loan C, 4.709% - 5.125%, 11/01/11 .................       Canada         1,063,233      1,036,918       0.22
       Term Loan C-1, 4.709%, 11/01/11 ........................       Canada           292,029        284,802       0.06
(c) Smurfit-Stone Container Enterprises,
       L/C Term Loan, 2.584%, 11/01/10 ........................   United States        375,517        366,223       0.08
       Term Loan B, 4.709% - 5.125%, 11/01/11 .................   United States        369,663        360,513       0.08
                                                                                                 ------------   --------
                                                                                                    6,927,314       1.48
                                                                                                 ------------   --------


                     Quarterly Statement of Investments | 11

Franklin Floating Rate Master Trust

                                                                                    PRINCIPAL                      % OF
FRANKLIN FLOATING RATE MASTER SERIES                                  COUNTRY       AMOUNT(a)        VALUE      NET ASSETS
---------------------------------------------------------------   --------------   -----------   ------------   ----------
(b) SENIOR FLOATING RATE INTERESTS (CONTINUED)
    PAPER PRODUCTS
    Georgia-Pacific Corp.,
       Additional Term Loan, 4.446% - 4.74%, 12/20/12 .........   United States    $   911,480   $    875,733       0.19
       Term Loan B, 4.446% - 4.835%, 12/20/12 .................   United States      4,595,346      4,415,121       0.94
    NewPage Corp., Term Loan, 8.00%, 12/22/14 .................   United States        698,250        695,147       0.15
    Verso Paper Holdings LLC, Term Loan B, 4.446%, 8/01/13 ....   United States      1,006,560        940,295       0.20
                                                                                                 ------------   --------
                                                                                                    6,926,296       1.48
                                                                                                 ------------   --------
    PERSONAL PRODUCTS
    Chattem Inc., Term Loan B, 4.46% - 4.463%, 1/02/13 ........   United States        932,583        906,937       0.19
    Herbalife International Inc., Term Loan B, 4.37%,
       7/21/13 ................................................   United States      1,156,996      1,094,808       0.24
                                                                                                 ------------   --------
                                                                                                    2,001,745       0.43
                                                                                                 ------------   --------
    PHARMACEUTICALS
    Mylan Inc., Term Loan B, 5.938% - 6.125%, 10/02/14 ........   United States      1,097,250      1,078,201       0.23
                                                                                                 ------------   --------
    PROPERTY & CASUALTY INSURANCE
    Affirmative Insurance Holdings Inc., Term Loan,
       6.399% - 8.406%, 1/31/14 ...............................   United States        707,263        604,710       0.13
                                                                                                 ------------   --------
    PUBLISHING
    Canwest Mediaworks LP, Term Loan B, 5.085%, 7/10/12 .......       Canada         3,554,750      3,412,560       0.73
    Dex Media East LLC, Term Loan B, 4.70% - 5.08%,
       10/24/14 ...............................................   United States      2,500,000      2,280,470       0.49
    Idearc Inc., Term Loan B, 4.70% - 4.86%, 11/17/14 .........   United States      4,508,160      3,730,502       0.80
    MediaNews Group Inc.,
       Term Loan B, 4.634%, 12/30/10 ..........................   United States         22,711         17,942         --(d)
       Term Loan C, 5.134%, 8/02/13 ...........................   United States      1,866,750      1,372,061       0.30
    Tribune Co.,
       Term Loan B, 5.542%, 5/16/14 ...........................   United States      5,748,515      4,275,458       0.92
       Term Loan X, 6.50%, 5/16/09 ............................   United States        800,000        763,000       0.16
    Wenner Media LLC, Term Loan B, 4.446%, 10/02/13 ...........   United States      1,719,328      1,547,395       0.33
                                                                                                 ------------   --------
                                                                                                   17,399,388       3.73
                                                                                                 ------------   --------
    REAL ESTATE MANAGEMENT & DEVELOPMENT
    CB Richard Ellis Services Inc., Term Loan B, 4.30%,
       12/20/13 ...............................................   United States      1,924,600      1,761,009       0.38
                                                                                                 ------------   --------
    RESTAURANTS
    Arby's Restaurant Holdings LLC, Term Loan B,
       4.949% - 5.149%, 7/25/12 ...............................   United States      2,280,652      2,160,206       0.46
    OSI Restaurant Partners LLC (Outback),
       Pre-Funded Revolving Credit, 2.67%, 6/14/13 ............   United States        127,868        111,618       0.03
       Term Loan B, 5.00%, 6/14/14 ............................   United States      1,606,951      1,402,735       0.30
                                                                                                 ------------   --------
                                                                                                    3,674,559       0.79
                                                                                                 ------------   --------
    RETAIL REITS
    Capital Automotive, Term Loan B, 4.46%, 12/15/10 ..........   United States      1,001,400        971,202       0.21
    Macerich Co., Term Loan B, 4.25%, 4/25/10 .................   United States      3,500,000      3,213,525       0.69
                                                                                                 ------------   --------
                                                                                                    4,184,727       0.90
                                                                                                 ------------   --------


                     12 | Quarterly Statement of Investments

Franklin Floating Rate Master Trust

                                                                                    PRINCIPAL                      % OF
FRANKLIN FLOATING RATE MASTER SERIES                                  COUNTRY       AMOUNT(a)        VALUE      NET ASSETS
---------------------------------------------------------------   --------------   -----------   ------------   ----------
(b) SENIOR FLOATING RATE INTERESTS (CONTINUED)
    SEMICONDUCTORS
    Fairchild Semiconductor Corp., Initial Term Loan, 4.196%,
       6/26/13 ................................................   United States    $ 1,925,884   $  1,824,775       0.39
    Marvell Technology Group Ltd., Term Loan, 5.196%,
       11/08/09 ...............................................      Bermuda         3,642,188      3,532,922       0.76
                                                                                                 ------------   --------
                                                                                                    5,357,697       1.15
                                                                                                 ------------   --------
    SPECIALIZED CONSUMER SERVICES
    FTD Inc., Term Loan B, 4.613%, 7/28/13 ....................   United States      1,220,104      1,171,300       0.25
                                                                                                 ------------   --------
    SPECIALTY CHEMICALS
    Brenntag Holding GmbH & Co. KG,
       Acquisition Facility, 5.794%, 1/20/14 ..................      Germany           451,636        418,328       0.09
       Term Loan B2, 5.794%, 1/20/14 ..........................   United States      1,848,364      1,712,047       0.37
    Cognis GmbH, Term Loan C , 4.80%, 9/15/13 .................      Germany         2,300,000      2,074,929       0.44
    Hexion Specialty Chemicals BV, Term Loan C-2, 5.00%,
       5/03/13 ................................................    Netherlands       1,119,663      1,058,432       0.23
    Hexion Specialty Chemicals Inc., Term Loan C-1, 4.938%,
       5/03/13 ................................................   United States      5,154,312      4,872,439       1.04
    ISP Chemco LLC, Term Loan B, 4.50% - 4.875%, 6/04/14 ......   United States        982,026        930,777       0.20
    Nalco Co., Term Loan B, 4.477% - 6.48%, 11/04/10 ..........   United States      1,096,469      1,082,421       0.23
    Oxbow Carbon LLC,
       Delayed Draw Term Loan, 4.863%, 5/08/14 ................   United States        279,765        253,770       0.05
       Term Loan B, 4.718% - 5.75%, 5/08/14 ...................   United States      3,125,020      2,834,652       0.61
    Rockwood Specialties Group Inc., Term Loan E, 4.399%,
       7/30/12 ................................................   United States      1,694,020      1,616,143       0.35
    Vertellus Specialties Inc., Term Loan, 6.938%, 12/10/12 ...   United States      1,523,958      1,478,240       0.32
                                                                                                 ------------   --------
                                                                                                   18,332,178       3.93
                                                                                                 ------------   --------
    SYSTEMS SOFTWARE
    Macrovision Solutions Corp., Term Loan B, 7.75%, 5/02/13 ..   United States      1,400,000      1,385,930       0.30
                                                                                                 ------------   --------
    TRADING COMPANIES & DISTRIBUTORS
    Ashtead Group PLC, Term Loan, 4.50%, 8/31/11 ..............   United Kingdom     1,584,000      1,481,040       0.32
    Bakercorp., Term Loan C, 5.149% - 5.32%, 5/08/14 ..........   United States      2,376,000      2,191,860       0.47
    Interline Brands,
       Delayed Draw Term Loan, 4.61%, 6/23/13 .................   United States      1,008,112        952,666       0.20
       Term Loan B, 4.61%, 6/23/13 ............................   United States        696,543        658,233       0.14
    RSC Holdings III, ABL Term Loan, 4.45% - 4.48%,
       11/27/12 ...............................................   United States      3,447,500      3,335,456       0.71
                                                                                                 ------------   --------
                                                                                                    8,619,255       1.84
                                                                                                 ------------   --------
    TRUCKING
(c) Avis Budget Car Rental LLC, Term Loan, 4.15%, 4/19/12 .....   United States      1,000,000        915,000       0.20
    Hertz Corp.,
       Credit Link, 2.599%, 12/21/12 ..........................   United States        163,883        157,421       0.03
       Term Loan B, 4.22% - 4.23%, 12/21/12 ...................   United States        906,331        870,593       0.19
                                                                                                 ------------   --------
                                                                                                    1,934,014       0.42
                                                                                                 ------------   --------


                     Quarterly Statement of Investments | 13

Franklin Floating Rate Master Trust

                                                                                    PRINCIPAL                      % OF
FRANKLIN FLOATING RATE MASTER SERIES                                  COUNTRY       AMOUNT(a)        VALUE      NET ASSETS
---------------------------------------------------------------   --------------   -----------   ------------   ----------
(b) SENIOR FLOATING RATE INTERESTS (CONTINUED)
    WIRELESS TELECOMMUNICATION SERVICES
    Alltel Communications Inc., Term Loan B-3, 5.466%,
       5/18/15 ................................................   United States    $ 3,184,000   $  2,932,155       0.63
                                                                                                 ------------   --------
    TOTAL SENIOR FLOATING RATE INTERESTS
       (COST $430,005,699)                                                                        402,290,217      86.18
                                                                                                 ------------   --------
    SHORT TERM INVESTMENT (COST $68,974,141)
(e) REPURCHASE AGREEMENT
    Joint Repurchase Agreement, 1.910%, 5/01/08
       (Maturity Value $68,977,802) ...........................   United States     68,974,141     68,974,141      14.78
    ABN AMRO Bank, NV, New York Branch
       (Maturity Value $6,324,575)
       Banc of America Securities LLC (Maturity
          Value $5,952,095)
       Barclays Capital Inc. (Maturity Value $5,952,095)
       BNP Paribas Securities Corp. (Maturity
          Value $5,952,095)
       Credit Suisse Securities (USA) LLC
          (Maturity Value $4,960,194)
       Deutsche Bank Securities Inc. (Maturity
          Value $5,952,095)
       Goldman, Sachs & Co. (Maturity Value $5,952,095)
       Greenwich Capital Markets Inc.
          (Maturity Value $6,696,365)
       Lehman Brothers Inc. (Maturity Value $4,742,914)
       Merrill Lynch Government Securities Inc.
          (Maturity Value $5,952,095)
       Morgan Stanley & Co. Inc. (Maturity Value $4,589,089)
       UBS Securities LLC (Maturity Value $5,952,095)
       Collateralized by U.S. Government Agency Securities,
       1.96% - 6.375%, 5/13/08 - 2/21/13; (f)U.S. Government
          Agency Discount Notes, 5/05/08 - 6/06/08; U.S. Treasury
          Notes, 3.00% - 5.00%, 7/31/08 - 5/31/12
                                                                                                 ------------   --------
    TOTAL INVESTMENTS (COST $498,979,840) .....................                                   471,264,358     100.96
    OTHER ASSETS, LESS LIABILITIES ............................                                    (4,497,278)     (0.96)
                                                                                                 ------------   --------
    NET ASSETS ................................................                                  $466,767,080     100.00
                                                                                                 ============   ========

SELECTED PORTFOLIO ABBREVIATIONS

L/C  - Letter of Credit

REIT - Real Estate Investment Trust

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The coupon rate shown represents the rate at period end.

(c)  A portion or all of the security purchased on a delayed delivery basis.

(d)  Rounds to less than 0.01% of net assets.

(e) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At April 30, 2008, all repurchase agreements had been entered into on that date.

(f)  The security is traded on a discount basis with no stated coupon rate.


14 | See Notes to Statement of Investments. | Quarterly Statement of Investments

Franklin Floating Rate Master Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Floating Rate Master Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end investment company, consisting of one fund, the Franklin Floating Rate Master Series
(Fund), which is organized as a partnership for tax purposes. The shares are exempt from registration under the Securities Act of 1933.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Joint repurchase agreements are valued at cost.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis, to determine current value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.


                    Quarterly Statement of Investments | 15

Franklin Floating Rate Master Trust

3. INCOME TAXES

At April 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .........................   $499,469,098
                                                ============
Unrealized appreciation .....................   $    641,848
Unrealized depreciation .....................    (28,846,588)
                                                ------------
Net unrealized appreciation (depreciation) ..   $(28,204,740)
                                                ============

4. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                     16 | Quarterly Statement of Investments


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FLOATING RATE MASTER TRUST

By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  June 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  June 26, 2008


By /S/LAURA F. FERGERSON
   ----------------------
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date  June 26, 2008





                                Exhibit A



I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN FLOATING RATE MASTER TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

6/26/2008


/S/GALEN G. VETTER
Galen G. Vetter
Chief Executive Officer - Finance and Administration







I, Laura F. Fergerson, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN FLOATING RATE MASTER TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

6/26/2008


/S/LAURA F. FERGERSON
Laura F. Fergerson
Chief Financial Officer and Chief Accounting Officer